Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2023
Related party transactions
Schedule Of Key Management Personnel Compensation
	For the three months ended		For the nine months ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
	$	$	$	$

Total compensation paid to key management	264,958	263,957	1,217,671	774,624
Share based payments	204,898	15,436	386,938	244,641